Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 259,205	$ 1,087,497
Accounts receivable, net of allowance for credit losses of $41,341 and $24,210, respectively	709,203	936,321
Prepaid expenses and other current assets	445,089	643,674
Total current assets	1,413,497	2,667,492
Property and equipment, net	8,246	3,539
Intangible assets, net	8,027,391	3,883,853
Goodwill	21,991,721	18,972,475
Operating lease right-of-use assets	55,871	72,565
Deferred offering costs	121,788
Other assets	4,000	11,154
Total assets	31,631,514	25,674,078
Current liabilities:
Accounts payable	2,494,451	7,782,746
Accrued expenses and other current liabilities	4,353,943	3,891,018
Convertible notes, carried at fair value	1,856,000
Notes payable, carried at fair value	2,591,310	3,575,000
Private placement warrant liability	295,603
Earnout liability	990,673	14,850
Due to related party		167,118
Deferred revenue	3,642,527	3,934,627
Operating lease liabilities, current	22,823	22,731
Total current liabilities	22,370,810	28,260,148
Deferred revenue, non-current	93,726	117,643
Deferred tax liability	1,078,055	10,115
Operating lease liabilities, non-current	33,922	49,974
Total liabilities	23,576,513	28,437,880
Commitments and contingencies (Note 15)
Stockholders’ equity (deficit):
Common stock, $0.0001 par value, 275,000,000 (250,000,000 Class A and 25,000,000 Class B) shares authorized and 10,546,333 (10,315,219 Class A and 231,114 Class B) and 819,516 (588,402 Class A and 231,114 Class B) shares issued and outstanding at December 31, 2025 and 2024, respectively	1,055	82
Preferred stock, $0.0001 par value, 75,000,000 shares authorized, 1 and 1 shares issued and outstanding at December 31, 2025 and 2024, respectively
Additional paid-in capital	108,911,110	75,515,829
Accumulated other comprehensive (loss) income	(85,377)
Accumulated deficit	(100,771,787)	(78,279,713)
Stockholders’ equity (deficit)	8,055,001	(2,763,802)
Total liabilities and stockholders’ equity (deficit)	31,631,514	25,674,078
Related Party [Member]
Current assets:
Bifurcated embedded derivative asset – related party	9,000	63,000
Current liabilities:
Convertible notes (Yorkville)	4,922,601	8,639,701
Warrant liability		2,300
Nonrelated Party [Member]
Current liabilities:
Convertible notes (Yorkville)		215,057
Warrant liability	378	15,000
Yorkville [Member]
Current liabilities:
Convertible notes (Yorkville)	$ 1,200,501